Summary of Significant Accounting Policies - Revenue recognition (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Revenue recognition
Total revenue	¥ 25,214,290	$ 3,864,259	¥ 22,109,946	¥ 17,604,451
Revenue (in percent)	100.00%	100.00%	100.00%	100.00%
Express delivery services
Revenue recognition
Total revenue	¥ 21,900,201	$ 3,356,353	¥ 19,606,214	¥ 15,400,080
Revenue (in percent)	86.90%	86.90%	88.70%	87.50%
Freight forwarding services
Revenue recognition
Total revenue	¥ 1,862,689	$ 285,470	¥ 1,235,961	¥ 1,278,741
Revenue (in percent)	7.40%	7.40%	5.60%	7.30%
Sale of accessories
Revenue recognition
Total revenue	¥ 1,133,712	$ 173,749	¥ 1,089,977	¥ 812,866
Revenue (in percent)	4.50%	4.50%	4.90%	4.60%
Others
Revenue recognition
Total revenue	¥ 317,688	$ 48,687	¥ 177,794	¥ 112,764
Revenue (in percent)	1.20%	1.20%	0.80%	0.60%